Staff numbers and costs (Tables)	12 Months Ended
Jun. 30, 2023
Staff Numbers And Costs
Schedule of average number of employee

The average number of employees (including directors) during the period was:

	Year Ended June 30
	2023	2022	2021
Sales and Business Development	11	13	13
Central Services and Management	18	29	35
Production	64	212	164
Total	93	254	212

Schedule of aggregate remuneration costs

Their aggregate remuneration costs comprised:

	Year Ended June 30
(US dollars in thousands)	2023	2022 (restated)	2021
Salaries, wages and incentives	5,465	15,372	14,550
Social security costs	430	730	795
Pension contributions	369	844	850
Short-term compensated absences	366	1,277	1,200
Total	6,630	18,223	17,395

Schedule of key management personnel expenses

Key Management Personnel:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Salaries, wages and incentives	1,120	1,578	1,949
Social security costs	38	151	101
Pension contributions	60	114	64
Equity incentives	-	392	244
Short-term compensated absences	-	-	2
Total	1,218	2,235	2,361

Schedule of income tax expenses

	Year Ended June 30
	2023			2022			2021
(US dollars in thousands)	Continuing	Discontinued	Total	Continuing	Discontinued	Total	Continuing	Discontinued	Total
Current tax
UK corporation tax	-	-	-	(52)	-	(52)	-	-	-
Foreign tax	(924)	-	(924)	818	-	818	(825)	(24)	(849)
Total current tax	(924)	-	(924)	766	-	766	(825)	(24)	(849)

Deferred tax
Current year
UK tax	-	-	-	(96)	-	(96)	(51)	-	(51)
Foreign tax	382	-	382	1,297	149	1,446	1,014	-	1,014
Total deferred tax	382	-	382	1,201	149	1,350	963	-	963

Total income tax	(541)	-	(541)	1,968	149	2,117	138	(24)	114

Schedule of reconciliation of accounting profit multiplied by applicable tax rates

The difference between the total tax charge and the amount calculated by applying the weighted average corporation tax rates applicable to each of the tax jurisdictions in which the Group operates to the profit before tax is shown below.

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Loss before income tax before continuing operations	(17,604)	(23,397)	(8,165)
Group weighted average corporation tax rate	29.1%	26.6%	22.2%
Tax at standard rate	5,118	6,224	1,813
Effects of:
Expenses that are not deductible for tax purposes			(833)
Adjustment to prior year tax provisions			137
Deferred tax assets not recognized on tax losses	(5,660)	(4,256)	(979)
Total income tax from continuing operation for the period recognized in the
Consolidated Statement of Comprehensive Income	(541)	1,968	138

Schedule of deferred tax
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Deferred tax assets	5,136	4,668	2,495
Deferred tax liabilities	(2,232)	(1,234)	(411)
Net deferred tax asset	2,904	3,434	2,084

Schedule of deferred tax assets and liabilities

The deferred tax assets are analyzed as follows:

Deferred tax assets	Tax losses	Other timing differences	Total

June 30, 2020	814	533	1,347
Credit to comprehensive income	776	109	885
Acquisitions	263	-	263
June 30, 2021	1,853	642	2,495
Credit/(charged) to comprehensive income	2,227	(54)	2,173
June 30, 2022	4,080	588	4,668
Credit to comprehensive income	196	272	468
June 30, 2023	4,276	860	5,136

The deferred tax liabilities are analyzed as follows:

Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
June 30, 2020	-	-	-
Charged to comprehensive income	-	78	78
Acquisition of subsidiary	-	(489)	(489)
June 30, 2021	-	(411)	(411)
Charged to comprehensive income	-	(823)	(823)
June 30, 2022	-	(1,234)	(1,234)
Charged to comprehensive income		(998)	(998)
June 30, 2023	-	(2,232)	(2,232)

Schedule of property, plant and equipment

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
Cost
At June 30, 2020	476	1,363	1,232	195	2,283	5,549
Foreign exchange	41	145	26	18	196	426
Additions	125	230	395	6	182	938
Acquisition	-	4	114	-	88	206
Disposals	(80)	(174)	(156)	(97)	(58)	(565)
At June 30, 2021	562	1,568	1,611	122	2,691	6,554
Foreign exchange	(41)	(154)	(146)	(10)	(214)	(565)
Additions	28	184	343	209	2,470	3,234
Disposals	-	(150)	(48)	-	(53)	(251)
Reclass to assets held for sale	(231)	(1,015)	(320)	(74)	(1,295)	(2,935)
At June 30, 2022	318	433	1,440	247	3,599	6,037
Reclassifications/corrections	-	-	-	-	(707)	(707)
Foreign exchange	(10)	(23)	(32)	(9)	(43)	(117)
Additions	36	92	558	10	239	935
Disposals	(37)	(39)	(250)	-	(54)	(380)
At June 30, 2023	307	463	1,716	248	3,034	5,768

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
Depreciation
At June 30, 2020	373	836	747	86	1,021	3,063
Foreign exchange	31	85	70	8	77	271
Charge for the year	66	206	167	8	642	1,089
Disposals	(71)	(157)	(112)	(46)	(58)	(444)
At June 30, 2021	399	970	872	56	1,682	3,979
Foreign exchange	(33)	(95)	(93)	(6)	(167)	(394)
Charge for the year (including discontinued operations)	69	186	179	22	752	1,208
Disposals	-	(131)	(9)	-	(53)	(193)
Reclass to assets held for sale	(197)	(719)	(232)	(43)	(1,115)	(2,306)
At June 30, 2022	238	211	717	29	1,099	2,294
Reclassifications/corrections	-	-	-	-	(685)	(685)
Foreign exchange	(5)	(10)	(18)	(1)	(29)	(63)
Charge for the year	48	90	179	22	411	750
Disposals	(26)	(28)	(171)	-	(45)	(270)
At June 30, 2023	255	263	707	50	751	2,026

Schedule of intangible assets
	Year Ended June 30
(US dollars in thousands)	2023	2022 (restated)	2021 (restated)
Goodwill	17,697	18,269	25,794
Other intangible assets	24,478	21,308	21,151
Total	42,175	39,577	46,945

Schedule of goodwill

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
As at July 1	18,269	25,794	21,919
Reclassification to held for sale assets	-	(5,289)	-
Goodwill on acquisition of Tembo	-	-	1,698
Foreign exchange	(572)	(2,236)	2,177
Carrying value	17,697	18,269	25,794

Schedule of carrying amounts of goodwill cash generating unit

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Aevitas O Holdings Limited (allocated to the Critical Power Services segment)	6,946	7,222	13,658
VivoPower Pty Ltd (allocated to the Solar Development segment)	9,091	9,451	10,319
Tembo (allocated to the Electric Vehicle segment)	1,660	1,595	1,817
Total	17,697	18,269	25,794

Schedule of other intangible assets

(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At June 30, 2020	4,382	2,399	4,099	-	-	156	11,036
Foreign exchange	411	225	385	-	-	13	1,034
Additions	46	-	-	-	513	-	559
Acquisitions	1,492	404	-	12,248	-	-	14,144
Disposals	(550)	-	-	-	-	-	(550)
Prior year restatement	-	-	-	(504)	-	-	(504)
At June 30, 2021 restated	5,781	3,028	4,484	11,744	513	169	25,719
Foreign exchange	(542)	(271)	(376)	-	(63)	(13)	(1,265)
Additions	-	-	-	878	3,355	19	4,252
Acquisitions	-	-	-	-	-	-	-
Disposals	-	(9)	-	-	-	-	(9)
Reclass to Assets held for sale	(2,687)	(1,385)	-	-	-	-	(4,072)
At June 30, 2022 restated	2,552	1,363	4,108	12,622	3,805	175	24,625
Foreign exchange	4	(25)	(157)	-	302	(1)	123
Additions	-	-	-	103	3,725	29	3,857
Acquisitions	-	-	-	-	-	-	-
Disposals	-	-	-	(47)	-	-	(47)
At June 30, 2023	2,556	1,338	3,951	12,678	7,832	203	28,558

Amortization	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2020	1,405	572	978	-	-	151	3,106
Foreign exchange	131	54	92	-	-	18	295
Amortization	622	229	298	-	18	-	1,167
At June 30, 2021	2,158	855	1,368	-	18	169	4,568
Foreign exchange	(208)	(79)	(115)	-	(2)	(13)	(417)
Amortization	405	181	274	-	-	-	860
Disposals	-	-	-	-	-	-	-
Reclass to Assets held for sale	(1,232)	(462)	-	-	-	-	(1,694)
At June 30, 2022	1,123	495	1,527	-	16	156	3,317
Foreign exchange	(1)	(8)	(61)	-	2	-	(68)
Amortization	385	137	266	-	43	-	831
Disposals	-	-	-	-	-	-	-
At June 30, 2023	1,507	624	1,732	-	61	156	4,080

Net book value	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2021 restated	3,623	2,173	3,116	11,744	495	-	21,151
At June 30, 2022 restated	1,429	868	2,581	12,622	3,789	19	21,308
At June 30, 2023	1,049	714	2,219	12,678	7,771	47	24,478

Schedule of joint ventures

Reconciliation of the ISS Joint Venture investment is as follows:

Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Capital commitment	-	-	-
Commission credit	-	-	-
Discontinued projects	-	-	-
Acquisition costs	-	-	-
Total	-	-	-

Allocation of the net book value of the equity accounted investment in the ISS Joint Venture, between current assets held for sale, and non-current investments (as disclosed in Note 16), until acquisition and consolidation on June 30, 2021, was as follows:

Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Assets classified as held for sale	-	-	-
Investments accounted for using the equity method	-	-	-
Total	-	-	-

The table below provides summarized financial information for the ISS Joint Venture. The information disclosed reflects the amounts presented in the financial statements of ISS Joint Venture, amended to reflect adjustments made by the Company when using the equity method, including fair value adjustments and modifications for differences in accounting policy. The summarized financial information for the ISS Joint Venture does not represent the Company’s share of those amounts.

Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Current assets	-	-	-
Non-current assets	-	-	-
Total	-	-	-

Reconciliation to carrying amounts of the ISS Joint Venture:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Opening net assets	-	-	24,390
Commission credit	-	-	-
Commission credit on abandonments	-	-	-
Sundry income	-	-	-
Project swaps	-	-	-
Abandoned projects	-	-	(13,900)
Acquisition of controlling interest	-	-	(10,490)
Net assets	-	-	-
VivoPower share in %	N/A	N/A	50%
VivoPower share in $ (excluding funding obligation)	-	-	-
Commission credit	-	-	-
Acquisition costs	-	-	-
Net Assets	-	-	-

Schedule of trade and other receivables

	Year Ended June 30
(US dollars in thousands)	2023	2022 (restated)	2021 (restated)
Current receivables
Trade receivables	1,649	3,866	4,959
Contract assets	893	694	2,723
Prepayments	277	787	2,837
Other receivables	4,027	3,055	1,580
Deposits	-	504	504
Current tax receivable	175	182	182
Total	7,021	9,088	12,785

Schedule of analysis of trade receivables	Analysis of trade receivables:
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Trade and other receivables	1,649	3,866	4,959
Less: credit note provision	-	-	-
Total	1,649	3,866	4,959

Schedule of maximum exposure to credit risk for trade receivables

The maximum exposure to credit risk for trade receivables by geographic region was:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
United States	-	-	-
United Kingdom	-	-	-
Australia	1,451	2,684	4,349
Netherlands	198	1,181	610
Total	1,649	3,866	4,959

Schedule of aging of the trade receivables, net of provisions

The aging of the trade receivables, net of provisions is:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
0-90 days	1,410	3,306	4,918
Greater than 90 days	239	560	41
Total	1,649	3,866	4,959

Schedule of inventory
	Year Ended June 30
(US dollars in thousands)	2023	2022 (restated)	2021 (restated)
Raw materials	2,115	1,887	1,968
Total	2,115	1,887	1,968